FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.24%
Apparel & Textile Products — 3.41%
Carter's, Inc.
(a)
1,016,019 $ 62,962,697
Crocs, Inc.
(a) (b)
830,187 121,157,491
Deckers Outdoor Corp.
(b)
36,693 35,516,989
Kontoor Brands, Inc. 890,465 58,904,260
Ralph Lauren Corp. 193,479 33,870,434
312,411,871
Asset Management — 3.73%
Affiliated Managers Group, Inc. 393,300 61,445,259
Federated Hermes, Inc., Class B 2,561,065 84,207,817
Stifel Financial Corp. 1,674,799 140,934,336
Victory Capital Holdings, Inc., Class A 1,158,799 55,309,476
341,896,888
Banking — 7.39%
BancFirst Corp. 260,777 22,870,143
Bank OZK
(a)
895,836 36,729,276
Berkshire Hills Bancorp, Inc. 656,769 14,974,333
Cadence Bank 3,278,153 92,706,167
F.N.B. Corp.
(a)
3,913,601 53,538,062
First Commonwealth Financial Corp. 1,937,346 26,754,748
First Financial Bancorp 1,731,787 38,480,307
First Financial Bankshares, Inc. 1,485,331 43,861,824
First Financial Corp. 112,829 4,161,134
Fulton Financial Corp.
(a)
3,902,727 66,268,304
Hancock Whitney Corp. 1,731,421 82,813,866
Lakeland Financial Corp. 272,409 16,758,602
NBT Bancorp, Inc. 381,638 14,731,227
Wintrust Financial Corp. 1,082,398 106,681,148
Zions Bancorp. 1,281,662 55,585,681
676,914,822
Biotech & Pharma — 3.73%
Amphastar Pharmaceuticals, Inc.
(b)
1,200,192 48,007,680
Collegium Pharmaceutical, Inc.
(b)
1,135,464 36,561,941
Exelixis, Inc.
(b)
1,679,162 37,730,770
Jazz Pharmaceuticals PLC
(b)
445,882 47,588,986
United Therapeutics Corp.
(b)
542,332 172,759,858
342,649,235
Chemicals — 0.64%
Avient Corp. 425,629 18,578,706
Axalta Coating Systems Ltd.
(b)
320,600 10,954,902
Hawkins, Inc. 142,455 12,963,405
Huntsman Corp. 722,265 16,445,974
58,942,987
Commercial Support Services — 3.53%
Clean Harbors, Inc.
(b)
179,851 40,673,304
FTI Consulting, Inc.
(a) (b)
210,807 45,435,233

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Commercial Support Services — (continued)
H&R Block, Inc.
(a)
3,354,494 $ 181,914,209
Kforce, Inc. 270,263 16,791,440
TriNet Group, Inc. 394,487 39,448,700
324,262,886
Construction Materials — 1.58%
Eagle Materials, Inc.
(a)
667,252 145,100,620
Consumer Services — 1.94%
Adtalem Global Education, Inc.
(b)
773,197 52,739,767
Perdoceo Education Corp. 854,359 18,300,370
Rent-A-Center, Inc. 660,896 20,289,507
Stride, Inc.
(b)
1,228,757 86,627,369
177,957,013
Containers & Packaging — 1.93%
Graphic Packaging Holding Co.
(a)
3,093,363 81,077,044
Sonoco Products Co. 1,896,431 96,186,981
177,264,025
Electric Utilities — 0.16%
Otter Tail Corp. 167,922 14,708,288
Electrical Equipment — 5.26%
Acuity Brands, Inc. 1,096,299 264,690,430
Atkore, Inc. 185,707 25,057,446
Belden, Inc. 757,085 71,014,573
Vontier Corp. 3,158,639 120,660,010
481,422,459
Engineering & Construction — 9.84%
Comfort Systems USA, Inc. 564,109 171,556,829
EMCOR Group, Inc.
(a)
951,872 347,509,431
Installed Building Products, Inc. 657,283 135,189,967
Primoris Services Corp. 829,627 41,390,091
Sterling Infrastructure, Inc.
(b)
1,150,006 136,091,710
TopBuild Corp.
(b)
181,744 70,020,511
901,758,539
Food — 1.27%
Flowers Foods, Inc. 1,775,991 39,427,000
Simply Good Foods Co. (The)
(b)
2,152,038 77,753,133
117,180,133
Health Care Facilities & Services — 2.71%
Chemed Corp. 42,390 22,999,966
Medpace Holdings, Inc.
(b)
295,768 121,812,051
Option Care Health, Inc.
(b)
3,744,528 103,723,426
248,535,443
Home Construction — 5.10%
Armstrong World Industries, Inc. 1,057,295 119,728,086
Masterbrand, Inc.
(b)
3,028,408 44,457,029

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — (continued)
Meritage Homes Corp. 773,460 $ 125,184,501
Taylor Morrison Home Corp.
(b)
3,239,467 179,596,051
468,965,667
Household Products — 1.01%
Edgewell Personal Care Co. 1,776,837 71,411,079
Helen of Troy Ltd.
(b)
224,880 20,855,371
92,266,450
Industrial Intermediate Products — 1.47%
Mueller Industries, Inc.
(a)
2,374,508 135,204,486
Industrial Support Services — 1.33%
Applied Industrial Technologies, Inc. 630,945 122,403,330
Institutional Financial Services — 1.60%
Evercore, Inc., Class A 704,742 146,889,375
Insurance — 1.29%
Hanover Insurance Group, Inc. 569,981 71,498,417
Primerica, Inc. 199,787 47,265,608
118,764,025
Internet Media & Services — 0.75%
Match Group, Inc.
(b)
2,252,559 68,432,742
Leisure Facilities & Services — 0.15%
Boyd Gaming Corp. 244,922 13,495,202
Machinery — 3.30%
Crane Co. 578,794 83,913,554
Crane Holding Co.
(a)
638,446 39,213,353
Donaldson Co., Inc. 1,367,092 97,829,104
Standex International Corp. 209,134 33,701,944
Tennant Co. 493,323 48,562,716
303,220,671
Medical Equipment & Devices — 2.45%
Bruker Corp. 358,133 22,852,467
Integer Holdings Corp.
(b)
930,586 107,752,552
Merit Medical Systems, Inc.
(a) (b)
1,095,027 94,117,571
224,722,590
Metals & Mining — 0.79%
Alpha Metallurgical Resources, Inc. 257,243 72,164,379
Oil & Gas Producers — 5.18%
Chord Energy Corp.
(a)
983,446 164,904,225
HF Sinclair Corp. 2,000,060 106,683,200
Murphy USA, Inc. 434,708 204,078,018
475,665,443
Publishing & Broadcasting — 1.04%
Nexstar Media Group, Inc., Class A 577,281 95,834,419

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Real Estate — 1.28%
Apple Hospitality REIT, Inc. 6,777,247 $ 98,541,171
Piedmont Office Realty Trust, Inc., Class A 2,655,786 19,254,449
117,795,620
Retail - Discretionary — 2.51%
Academy Sports & Outdoors, Inc. 527,027 28,064,188
AutoNation, Inc.
(b)
346,715 55,259,437
Bath & Body Works, Inc. 1,109,627 43,330,934
Builders FirstSource, Inc.
(b)
331,105 45,828,243
Signet Jewelers Ltd.
(a)
644,687 57,751,061
230,233,863
Semiconductors — 2.00%
Cirrus Logic, Inc.
(b)
1,362,141 173,890,920
Diodes, Inc.
(b)
128,221 9,222,937
183,113,857
Software — 2.19%
Blackbaud, Inc.
(b)
769,611 58,621,270
Concentrix Corp.
(a)
166,876 10,559,913
Donnelley Financial Solutions, Inc.
(b)
337,358 20,113,284
Progress Software Corp.
(a)
1,114,547 60,475,320
Ziff Davis, Inc.
(b)
928,538 51,116,017
200,885,804
Specialty Finance — 0.26%
Stewart Information Services Corp. 382,300 23,733,184
Steel — 2.65%
Commercial Metals Co. 4,421,382 243,131,795
Technology Hardware — 1.96%
Avnet, Inc. 358,572 18,462,872
InterDigital, Inc.
(a)
562,367 65,549,498
Jabil, Inc. 191,054 20,784,765
Sanmina Corp.
(b)
1,130,734 74,911,127
179,708,262
Technology Services — 4.61%
CACI International, Inc., Class A
(b)
142,289 61,202,768
CSG Systems International, Inc. 1,347,367 55,471,099
EVERTEC, Inc. 1,069,276 35,553,427
ExlService Holdings, Inc.
(b)
2,210,756 69,329,308
Insight Enterprises, Inc.
(b)
155,423 30,829,706
Parsons Corp.
(b)
913,692 74,749,143
Science Applications International Corp. 820,642 96,466,467
423,601,918
Transportation & Logistics — 3.39%
Hub Group, Inc., Class A 589,664 25,385,035
International Seaways, Inc. 627,057 37,077,880
Landstar System, Inc. 449,929 83,002,902

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — (continued)
Ryder System, Inc. 679,675 $ 84,198,139
Teekay Tankers Ltd., Class A 1,178,801 81,113,297
310,777,253
Transportation Equipment — 1.81%
Allison Transmission Holdings, Inc. 2,191,401 166,327,336
Total Common Stocks (Cost $6,601,082,755) 8,738,342,880
COLLATERAL FOR SECURITIES LOANED — 0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%
(c)
7,170,757 7,170,757
Total Collateral for Securities Loaned (Cost $7,170,757) 7,170,757
MONEY MARKET FUNDS - 2.09%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.25%
(c)
191,616,315 191,616,315
Total Money Market Funds
(Cost $191,616,315) 191,616,315
Total Investments — 97.41%
(Cost $6,799,869,827) 8,937,129,952
Other Assets in Excess of liabilities
(d)
— 2.59% 237,730,375
NET ASSETS — 100.00% $ 9,174,860,327
(a) All or a portion of the security was on loan as of June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $178,523,359.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.
(d) Includes cash collateral for securities loaned in the amount of $174,367,400 .  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.80%
Aerospace & Defense — 2.97%
AeroVironment, Inc.
(a)
130,075 $ 23,694,462
Kratos Defense & Security Solutions, Inc.
(a)
1,029,000 20,590,290
44,284,752
Automotive — 2.21%
Modine Manufacturing Co.
(a)(b)
329,480 33,010,601
Biotech & Pharma — 6.42%
Guardant Health, Inc.
(a)
1,214,593 35,077,446
Halozyme Therapeutics, Inc.
(a)
442,795 23,184,746
TransMedics Group, Inc.
(a)(b)
248,535 37,434,342
95,696,534
Construction Materials — 1.41%
Knife River Corp.
(a)
300,600 21,084,084
Consumer Services — 1.33%
Stride, Inc.
(a)
281,555 19,849,628
E-Commerce Discretionary — 1.10%
Revolve Group, Inc., Class A
(a)
1,034,800 16,463,668
Electrical Equipment — 5.80%
NEXTracker, Inc., Class A
(a)
393,115 18,429,231
Vertiv Holdings Co., Class A 786,235 68,064,364
86,493,595
Food — 4.96%
BellRing Brands, Inc.
(a)
445,168 25,436,900
Post Holdings, Inc.
(a)
199,400 20,769,504
Vital Farms, Inc.
(a)
595,400 27,846,858
74,053,262
Health Care Facilities & Services — 1.44%
HealthEquity, Inc.
(a)
248,535 21,423,717
Household Products — 5.12%
e.l.f. Beauty, Inc.
(a)
362,515 76,389,160
Internet Media & Services — 1.27%
Lyft, Inc.
(a)
1,341,200 18,910,920
Leisure Facilities & Services — 4.26%
Dutch Bros, Inc., Class A
(a)
520,325 21,541,455
Wingstop, Inc. 99,440 42,029,310
63,570,765
Leisure Products — 1.86%
Axon Enterprise, Inc.
(a)
94,195 27,715,937
Life Sciences Tools & Services — 1.05%
Azenta, Inc.
(a)(b)
297,720 15,666,026
Medical Equipment & Devices — 7.40%
Globus Medical, Inc., Class A
(a)
358,400 24,546,816

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — (continued)
Integer Holdings Corp.
(a)
190,805 $ 22,093,311
Lantheus Holdings, Inc.
(a)
323,774 25,995,814
LivaNova PLC
(a)
318,000 17,432,760
Merit Medical Systems, Inc.
(a)(b)
236,975 20,368,001
110,436,702
Oil & Gas Services & Equipment — 3.08%
Weatherford International PLC
(a)
375,725 46,007,526
Retail - Consumer Staples — 1.45%
Ollie's Bargain Outlet Holdings, Inc.
(a)
219,700 21,567,949
Retail - Discretionary — 5.69%
Abercrombie & Fitch Co., Class A
(a)
170,560 30,332,390
Freshpet, Inc.
(a)
283,280 36,653,600
Victoria's Secret & Co.
(a)
1,012,800 17,896,176
84,882,166
Semiconductors — 4.40%
ACM Research, Inc., Class A
(a)
716,800 16,529,408
Cirrus Logic, Inc.
(a)
225,425 28,777,756
Power Integrations, Inc. 289,018 20,286,173
65,593,337
Software — 19.22%
AppFolio, Inc., Class A
(a)
91,345 22,340,247
AZEK Co., Inc. (The)
(a)
502,975 21,190,337
DigitalOcean Holdings, Inc.
(a)(b)
774,625 26,918,219
Doximity, Inc.
(a)(b)
786,200 21,990,014
Duolingo, Inc.
(a)
85,600 17,862,152
Evolent Health, Inc., Class A
(a)(b)
820,870 15,695,034
Intapp, Inc.
(a)
595,400 21,833,318
Pegasystems, Inc. 433,600 26,245,808
Smartsheet, Inc., Class A
(a)
500,100 22,044,408
Tenable Holdings, Inc.
(a)(b)
404,700 17,636,826
Varonis Systems, Inc.
(a)
508,700 24,402,339
Vertex, Inc., Class A
(a)
664,800 23,966,040
Zeta Global Holdings Corp., Class A
(a)
1,398,981 24,692,015
286,816,757
Steel — 2.76%
ATI, Inc.
(a)
352,600 19,551,670
Carpenter Technology Corp. 196,600 21,543,428
41,095,098
Technology Hardware — 6.23%
Credo Technology Group Holding Ltd
(a)
846,750 27,045,195
Super Micro Computer, Inc.
(a)(b)
80,335 65,822,482
92,867,677
Technology Services — 2.86%
Cleanspark, Inc.
(a)(b)
1,635,995 26,094,121

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Services — (continued)
LiveRamp Holdings, Inc.
(a)
537,660 $ 16,635,200
42,729,321
Telecommunications — 2.00%
Frontier Communications Parent, Inc.
(a)(b)
1,138,877 29,815,800
Transportation & Logistics — 1.51%
Kirby Corp.
(a)
187,900 22,497,267
Total Common Stocks (Cost $1,280,656,903) 1,458,922,249
COLLATERAL FOR SECURITIES LOANED — 0.26%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%
(c)
3,808,505 3,808,505
Total Collateral for Securities Loaned (Cost $3,808,505) 3,808,505
MONEY MARKET FUNDS - 1.72%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.25%
(c)
25,729,358 25,729,358
Total Money Market Funds
(Cost $25,729,358) 25,729,358
Total Investments — 99.78%
(Cost $1,310,194,766) 1,488,460,112
Other Assets in Excess of liabilities
(d)
— 0.22% 3,209,367
NET ASSETS — 100.00% $ 1,491,669,479
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $93,699,000.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.
(d) Includes cash collateral for securities loaned in the amount of $92,609,345 .  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.48%
Banking — 18.40%
Citizens Financial Group, Inc. 394,620 $ 14,218,159
East West Bancorp, Inc.
(a)
80,425 5,889,523
First Citizens BancShares, Inc., Class A 8,490 14,293,849
First Horizon National Corp. 151,310 2,386,159
Huntington Bancshares, Inc.
(a)
539,284 7,107,763
KeyCorp 836,480 11,886,381
M&T Bank Corp.
(a)
43,190 6,537,238
Old National Bancorp 281,165 4,833,226
Wells Fargo & Co. 86,505 5,137,532
Zions Bancorp. 119,365 5,176,860
77,466,690
Chemicals — 3.91%
Celanese Corp. 46,390 6,257,547
Olin Corp. 137,790 6,496,799
Sherwin-Williams Co. (The) 12,414 3,704,710
16,459,056
Commercial Support Services — 5.75%
Aramark 327,575 11,144,101
Brink's Co. (The) 81,560 8,351,744
Republic Services, Inc. 17,145 3,331,959
Vestis Corp. 108,637 1,328,631
24,156,435
Containers & Packaging — 8.64%
Berry Plastics Group, Inc. 220,230 12,960,535
Crown Holdings, Inc. 76,980 5,726,542
Graphic Packaging Holding Co.
(a)
409,260 10,726,704
WestRock Co. 139,075 6,989,910
36,403,691
Electric Utilities — 3.22%
Alliant Energy Corp. 40,085 2,040,327
CenterPoint Energy, Inc. 178,245 5,522,029
CMS Energy Corp. 28,500 1,696,605
Edison International 29,650 2,129,167
Pinnacle West Capital Corp. 28,315 2,162,700
13,550,828
Electrical Equipment — 3.08%
AMETEK, Inc. 18,990 3,165,823
Johnson Controls International PLC 105,235 6,994,970
Roper Technologies, Inc. 5,010 2,823,937
12,984,730
Food — 1.37%
Ingredion, Inc. 50,280 5,767,116
Gas & Water Utilities — 1.21%
Atmos Energy Corp. 43,860 5,116,269

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Facilities & Services — 2.33%
Centene Corp.
(b)
28,375 $ 1,881,263
Henry Schein, Inc.
(b)
33,380 2,139,658
Labcorp Holdings, Inc. 28,570 5,814,280
9,835,201
Home & Office Products — 0.26%
Newell Brands, Inc. 169,711 1,087,848
Home Construction — 0.81%
Mohawk Industries, Inc.
(b)
30,205 3,430,986
Industrial Support Services — 2.70%
U-Haul Holding Co. 189,650 11,382,793
Insurance — 6.69%
Everest Re Group, Ltd. 29,230 11,137,215
Globe Life, Inc. 91,465 7,525,740
Markel Corp.
(b)
6,035 9,509,108
28,172,063
Machinery — 3.98%
AGCO Corp. 111,800 10,942,984
Donaldson Co., Inc. 81,170 5,808,525
16,751,509
Medical Equipment & Devices — 2.22%
DENTSPLY SIRONA, Inc. 374,750 9,335,023
Oil & Gas Producers — 4.05%
Cheniere Energy, Inc. 41,605 7,273,802
Devon Energy Corp. 206,865 9,805,401
17,079,203
Real Estate — 3.33%
American Tower Corp., Class A 32,485 6,314,435
Brixmor Property Group, Inc. 246,325 5,687,644
WP Carey, Inc. 36,705 2,020,610
14,022,689
REIT — 3.85%
Healthpeak Properties, Inc. 665,755 13,048,798
Public Storage 11,025 3,171,341
16,220,139
Retail - Consumer Staples — 3.05%
Dollar General Corp. 54,735 7,237,609
Dollar Tree, Inc.
(b)
52,655 5,621,974
12,859,583
Retail - Discretionary — 3.27%
Advance Auto Parts, Inc. 109,345 6,924,818
CarMax, Inc.
(b)
93,290 6,841,889
13,766,707

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — 2.58%
Synchrony Financial 230,698 $ 10,886,639
Technology Hardware — 0.60%
NCR Atleos Corp.
(b)
49,170 1,328,573
NCR Corp.
(b)
97,440 1,203,384
2,531,957
Technology Services — 14.18%
Amdocs Ltd. 30,930 2,440,996
Dun & Bradstreet Holdings, Inc. 554,725 5,136,754
Fidelity National Information Services, Inc.
(a)
266,025 20,047,644
Global Payments, Inc. 186,450 18,029,715
TransUnion 134,300 9,959,688
Verisk Analytics, Inc. 15,295 4,122,767
59,737,564
Total Common Stocks (Cost $400,500,243) 419,004,719
COLLATERAL FOR SECURITIES LOANED — 0.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%
(c)
1,391,928 1,391,928
Total Collateral for Securities Loaned (Cost $1,391,928) 1,391,928
Total Investments — 99.81%
(Cost $401,892,171) 420,396,647
Other Assets in Excess of liabilities
(d)
— 0.19% 809,091
NET ASSETS — 100.00% $ 421,205,738
(a) All or a portion of the security was on loan as of June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $34,837,582.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.
(d) Includes cash collateral for securities loaned in the amount of $33,846,748 .  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.38%
Automotive — 4.11%
Gentex Corp. 89,120 $ 3,004,235
Banking — 3.52%
First Citizens BancShares, Inc., Class A 1,530 2,575,923
Beverages — 4.60%
Coca-Cola Consolidated, Inc. 3,100 3,363,500
Biotech & Pharma — 5.40%
Amgen, Inc. 4,825 1,507,571
Exelixis, Inc.
(a)
108,685 2,442,152
3,949,723
Chemicals — 5.49%
Ecolab, Inc. 16,866 4,014,108
Commercial Support Services — 6.02%
Cintas Corp. 6,283 4,399,733
E-Commerce Discretionary — 6.26%
eBay, Inc. 85,210 4,577,481
Machinery — 5.46%
Parker-Hannifin Corp. 7,888 3,989,829
Medical Equipment & Devices — 3.66%
Waters Corp.
(a)
9,227 2,676,937
Publishing & Broadcasting — 2.12%
Liberty Media Corp.- Liberty Sirius XM, Class C
(a)
69,921 1,549,449
Retail - Consumer Staples — 4.13%
Dollar General Corp. 22,875 3,024,761
Retail - Discretionary — 9.36%
O'Reilly Automotive, Inc.
(a)
3,137 3,312,860
Ross Stores, Inc. 24,395 3,545,082
6,857,942
Semiconductors — 16.03%
KLA Corp. 3,950 3,256,815
Lam Research Corp. 2,680 2,853,798
NVIDIA Corp. 19,710 2,434,973
Teradyne, Inc. 21,507 3,189,273
11,734,859
Software — 2.73%
Fortinet, Inc.
(a)
33,085 1,994,033
Specialty Finance — 8.48%
Capital One Financial Corp. 15,025 2,080,211
Synchrony Financial 87,300 4,119,688
6,199,899

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 5.33%
Zebra Technologies Corp., Class A
(a)
12,630 $ 3,901,786
Transportation & Logistics — 1.41%
Union Pacific Corp. 4,572 1,034,461
Transportation Equipment — 4.27%
Allison Transmission Holdings, Inc. 41,205 3,127,460
Common Stocks/ Total Investments — 98.38%
(Cost $59,694,198) 71,976,119
Other Assets in Excess of liabilities — 1.62% 1,182,826
NET ASSETS — 100.00% $ 73,158,945
(a) Non-income producing security.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.12%
Asset Management — 2.23%
Hamilton Lane, Inc., Class A 15,955 $ 1,971,719
Automotive — 2.95%
Gentex Corp. 77,515 2,613,031
Banking — 7.47%
First Citizens BancShares, Inc., Class A 740 1,245,871
First Commonwealth Financial Corp. 123,820 1,709,954
First Financial Bankshares, Inc. 53,200 1,570,996
Live Oak Bancshares, Inc. 34,152 1,197,369
QCR Holdings, Inc. 14,810 888,600
6,612,790
Beverages — 2.00%
Coca-Cola Consolidated, Inc. 1,630 1,768,550
Biotech & Pharma — 2.22%
Exelixis, Inc.
(a)
87,635 1,969,158
Chemicals — 3.96%
Huntsman Corp. 61,585 1,402,290
Orion Engineered Carbons SA 95,905 2,104,156
3,506,446
Construction Materials — 1.81%
Owens Corning 9,225 1,602,567
Containers & Packaging — 2.06%
International Paper Co. 42,290 1,824,814
E-Commerce Discretionary — 1.98%
eBay, Inc. 32,675 1,755,301
Electrical Equipment — 2.14%
Acuity Brands, Inc. 7,315 1,766,133
Advanced Energy Industries, Inc. 1,155 125,618
1,891,751
Food — 4.02%
John B. Sanfilippo & Son, Inc. 7,340 713,228
Lancaster Colony Corp. 15,090 2,851,557
3,564,785
Gas & Water Utilities — 0.18%
UGI Corp. 6,800 155,720
Health Care Facilities & Services — 2.68%
Medpace Holdings, Inc.
(a)
955 393,317
Quest Diagnostics, Inc. 14,440 1,976,547
2,369,864
Home & Office Products — 0.46%
Tempur Sealy International, Inc. 8,620 408,071

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — 2.97%
Masco Corp. 31,190 $ 2,079,436
PulteGroup, Inc. 4,995 549,950
2,629,386
Institutional Financial Services — 0.37%
Nasdaq, Inc. 5,435 327,513
Insurance — 4.52%
Brown & Brown, Inc. 22,403 2,003,052
Old Republic International Corp. 64,725 2,000,003
4,003,055
Machinery — 1.16%
Graco, Inc. 13,000 1,030,640
Medical Equipment & Devices — 3.47%
Align Technology, Inc.
(a)
1,420 342,831
DENTSPLY SIRONA, Inc. 51,360 1,279,378
Waters Corp.
(a)
5,005 1,452,050
3,074,259
Oil & Gas Producers — 3.43%
Coterra Energy, Inc. 100,075 2,669,000
Devon Energy Corp. 7,849 372,043
3,041,043
Real Estate — 8.31%
American Assets Trust, Inc. 64,345 1,440,041
Apple Hospitality REIT, Inc. 125,520 1,825,061
Gaming and Leisure Properties, Inc. 60,564 2,738,099
National Storage Affiliates Trust 32,970 1,359,023
7,362,224
REIT — 1.88%
Matson, Inc. 12,740 1,668,558
Retail - Consumer Staples — 1.43%
Dollar General Corp. 9,565 1,264,780
Retail - Discretionary — 1.46%
Advance Auto Parts, Inc. 20,400 1,291,932
Semiconductors — 9.46%
Cirrus Logic, Inc.
(a)
18,390 2,347,667
IPG Photonics Corp.
(a)
9,700 818,583
Power Integrations, Inc. 18,010 1,264,122
Skyworks Solutions, Inc. 11,990 1,277,894
Teradyne, Inc. 17,995 2,668,478
8,376,744
Software — 4.01%
Akamai Technologies, Inc.
(a)
12,050 1,085,464
Concentrix Corp. 1,495 94,604

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
SS&C Technologies Holdings, Inc. 37,840 $ 2,371,432
3,551,500
Specialty Finance — 2.22%
Synchrony Financial 41,740 1,969,711
Steel — 1.33%
Steel Dynamics, Inc. 9,090 1,177,155
Technology Hardware — 3.70%
NetApp, Inc. 12,790 1,647,352
Zebra Technologies Corp., Class A
(a)
5,285 1,632,695
3,280,047
Technology Services — 5.01%
Leidos Holdings, Inc. 19,295 2,814,755
Science Applications International Corp. 13,795 1,621,602
4,436,357
Transportation & Logistics — 2.31%
Expeditors International of Washington, Inc. 16,430 2,050,300
Transportation Equipment — 3.56%
Allison Transmission Holdings, Inc. 41,475 3,147,953
Wholesale - Discretionary — 0.36%
Pool Corp. 1,050 322,697
Commons Stocks/Investments — 97.12%
(Cost $80,971,245) 86,020,421
Other Assets in Excess of liabilities — 2.88% 2,546,972
NET ASSETS — 100.00% $ 88,567,393
(a) Non-income producing security.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.07%
Apparel & Textile Products — 1.66%
Wolverine World Wide, Inc. 24,000 $ 324,480
Asset Management — 2.67%
B. Riley Financial, Inc.
(a)
12,421 219,106
Vitesse Energy, Inc. 12,735 301,820
520,926
Automotive — 0.75%
Holley, Inc.
(b)
40,825 146,154
Beverages — 1.91%
BRC, Inc.
(a) (b)
60,850 373,011
Biotech & Pharma — 6.34%
Emergent BioSolutions, Inc.
(b)
94,300 643,125
OmniAb, Inc.
(b)
61,150 229,313
PetIQ, Inc., Class A
(b)
16,525 364,542
1,236,980
Commercial Support Services — 3.26%
Acacia Research Corp.
(b)
53,500 268,035
BrightView Holdings, Inc.
(b)
27,590 366,947
634,982
Consumer Services — 1.06%
Universal Technical Institute, Inc.
(b)
13,175 207,243
Containers & Packaging — 1.08%
TriMas Corp.
(b)
8,200 209,592
E-Commerce Discretionary — 3.79%
1-800-FLOWERS.COM, Inc., Class A
(b)
31,657 301,375
Beyond, Inc.
(b)
14,280 186,782
RealReal, Inc. (The)
(b)
78,306 249,796
737,953
Electrical Equipment — 3.16%
Babcock & Wilcox Enterprises, Inc.
(b)
49,825 72,246
FARO Technologies, Inc.
(b)
16,570 265,120
SmartRent, Inc.
(b)
116,500 278,435
615,801
Food — 2.08%
Limoneira Co.
(b)
19,465 405,066
Industrial Support Services — 1.52%
Custom Truck One Source, Inc., Class A
(b)
67,900 295,365
Internet Media & Services — 7.24%
Despegar.com Corp.
(b)
21,150 279,815
EverQuote, Inc., Class A
(b)
12,275 256,057
Groupon, Inc.
(a) (b)
23,700 362,610
LiveOne, Inc.
(b)
122,420 192,199

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Internet Media & Services — (continued)
TrueCar, Inc.
(b)
102,602 $ 321,144
1,411,825
Leisure Facilities & Services — 8.86%
Bally's Corp.
(b)
24,930 298,412
Denny's Corp.
(b)
27,000 191,700
El Pollo Loco Holdings, Inc.
(b)
28,900 326,859
Noodles & Co.
(b)
90,700 143,306
Red Robin Gourmet Burgers, Inc.
(b)
44,525 337,054
Rush Street Interactive, Inc.
(b)
44,900 430,591
1,727,922
Leisure Products — 1.69%
Funko, Inc., Class A
(b)
33,675 328,668
Machinery — 1.88%
Ranpak Holdings Corp., Class A
(b)
57,085 367,057
Medical Equipment & Devices — 5.32%
Quanterix Corp.
(b)
20,415 269,682
Treace Medical Concepts, Inc.
(b)
52,100 346,465
Zimvie, Inc.
(b)
23,055 420,754
1,036,901
Oil & Gas Producers — 4.03%
Matador Resources Co. 8,830 526,268
SandRidge Energy, Inc. 20,035 259,053
785,321
Oil & Gas Services & Equipment — 4.38%
DMC Global, Inc.
(b)
15,890 229,134
Newpark Resources, Inc.
(b)
75,250 625,327
854,461
Publishing & Broadcasting — 2.86%
National CineMedia, Inc.
(b)
58,700 257,693
Townsquare Media, Inc., Class A
(b)
27,275 298,934
556,627
REIT — 2.82%
Farmland Partners, Inc. 20,905 241,035
Net Lease Office Properties 12,575 309,596
550,631
Retail - Discretionary — 3.75%
Aspen Aerogels, Inc.
(b)
21,630 515,875
GrowGeneration Corp.
(b)
100,258 215,555
731,430
Semiconductors — 1.25%
AXT, Inc.
(b)
71,860 242,887
Software — 7.74%
Bandwidth, Inc., Class A
(b)
18,100 305,528

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Cantaloupe, Inc.
(b)
55,812 $ 368,358
OneSpan, Inc.
(b)
22,747 291,617
Porch Group, Inc.
(b)
142,520 215,205
PubMatic, Inc., Class A
(b)
16,205 329,124
1,509,832
Specialty Finance — 6.07%
Applied Digital Corp.
(a) (b)
63,850 379,907
LendingTree, Inc.
(b)
7,650 318,164
Oportun Financial Corp.
(b)
93,300 270,570
PRA Group, Inc.
(b)
10,889 214,078
1,182,719
Technology Hardware — 3.12%
Applied Optoelectronics, Inc.
(b)
31,000 256,990
Turtle Beach Corp.
(b)
24,460 350,756
607,746
Technology Services — 3.25%
Conduent, Inc.
(b)
78,350 255,421
MoneyLion, Inc.
(b)
3,870 284,600
Telos Corp.
(b)
23,400 94,068
634,089
Telecommunications — 1.66%
Spok Holdings, Inc.
(b)
21,840 323,450
Transportation & Logistics — 1.75%
Heartland Express, Inc. 27,675 341,233
Transportation Equipment — 0.95%
AerSale Corp.
(b)
26,825 185,629
Wholesale - Consumer Staples — 1.17%
Calavo Growers, Inc. 10,050 228,135
Total Common Stocks (Cost $18,295,456) 19,314,116
COLLATERAL FOR SECURITIES LOANED — 0.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%
(c)
48,170 48,170
Total Collateral for Securities Loaned (Cost $48,170) 48,170
Total Investments — 99.32%
(Cost $18,343,626) 19,362,286
Other Assets in Excess of liabilities
(d)
— 0.68% 132,988
NET ASSETS — 100.00% $ 19,495,274
(a) All or a portion of the security was on loan as of June 30, 2024. The total value of securities on loan as of
June 30, 2024 was $1,143,298.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.
(d) Includes cash collateral for securities loaned in the amount of $1,174,324 .  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.19%
Advertising & Marketing — 0.99%
Omnicom Group, Inc. 4,725 $ 423,833
Aerospace & Defense — 0.80%
Textron, Inc. 3,955 339,576
Apparel & Textile Products — 3.46%
Crocs, Inc.
(a)
2,845 415,199
Deckers Outdoor Corp.
(a)
242 234,244
Skechers U.S.A., Inc., Class A
(a)
11,970 827,367
1,476,810
Automotive — 0.19%
BorgWarner, Inc. 2,550 82,212
Banking — 3.26%
Cullen/Frost Bankers, Inc. 4,715 479,186
East West Bancorp, Inc. 4,915 359,925
Fifth Third Bancorp 15,075 550,088
1,389,199
Beverages — 0.37%
Molson Coors Brewing Co., Class B 3,130 159,098
Biotech & Pharma — 2.87%
Biogen, Inc.
(a)
1,955 453,208
United Therapeutics Corp.
(a)
2,430 774,077
1,227,285
Capital Markets — 0.83%
PPG Industries, Inc. 2,800 352,492
Chemicals — 2.10%
CF Industries Holdings, Inc. 3,360 249,043
Dow, Inc. 3,010 159,681
Eastman Chemical Co. 2,670 261,579
Olin Corp. 4,825 227,499
897,802
Commercial Support Services — 3.52%
Cintas Corp. 1,475 1,032,884
Clean Harbors, Inc.
(a)
2,080 470,392
1,503,276
Construction Materials — 1.96%
Owens Corning 4,820 837,330
Electric Utilities — 0.41%
Vistra Corp. 2,060 177,119
Electrical Equipment — 5.63%
Acuity Brands, Inc. 2,130 514,266
AMETEK, Inc. 460 76,687
Trane Technologies PLC 4,035 1,327,232

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Electrical Equipment — (continued)
Vontier Corp. 12,650 $ 483,230
2,401,415
Engineering & Construction — 4.22%
EMCOR Group, Inc. 3,685 1,345,319
TopBuild Corp.
(a)
1,185 456,545
1,801,864
Entertainment Content — 1.56%
Electronic Arts, Inc. 4,770 664,604
Food Products — 1.03%
Hershey Co. (The) 2,385 438,435
Health Care Facilities & Services — 6.86%
Cardinal Health, Inc. 4,970 488,650
Centene Corp.
(a)
11,130 737,920
IQVIA Holdings, Inc.
(a)
2,710 573,002
Labcorp Holdings, Inc. 2,115 430,424
Medpace Holdings, Inc.
(a)
1,085 446,857
Quest Diagnostics, Inc. 1,830 250,490
2,927,343
Home Construction — 4.08%
PulteGroup, Inc. 6,850 754,184
Taylor Morrison Home Corp.
(a)
5,640 312,682
Toll Brothers, Inc. 5,865 675,531
1,742,397
Hotels, Restaurants & Leisure — 0.69%
Darden Restaurants, Inc. 1,960 296,587
Industrial Support Services — 2.68%
W.W. Grainger, Inc. 1,266 1,142,236
Institutional Financial Services — 1.32%
Bank of New York Mellon Corp. (The) 9,425 564,463
Insurance — 3.05%
Aflac, Inc. 625 55,819
Hartford Financial Services Group, Inc. (The) 6,555 659,039
Principal Financial Group, Inc. 4,180 327,921
Reinsurance Group of America, Inc. 1,270 260,693
1,303,472
Leisure Facilities & Services — 2.44%
Hilton Worldwide Holdings, Inc. 1,850 403,670
Texas Roadhouse, Inc. 3,725 639,620
1,043,290
Machinery — 3.92%
AGCO Corp. 3,430 335,728
Curtiss-Wright Corp. 1,090 295,368
Donaldson Co., Inc. 6,290 450,112

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Machinery — (continued)
Lincoln Electric Holdings, Inc. 3,145 $ 593,274
1,674,482
Medical Equipment & Devices — 3.89%
Agilent Technologies, Inc. 3,210 416,112
Mettler-Toledo International, Inc.
(a)
432 603,759
ResMed, Inc. 3,340 639,343
1,659,214
Oil & Gas Producers — 5.68%
Cheniere Energy, Inc. 3,970 694,074
Coterra Energy, Inc. 20,650 550,736
Devon Energy Corp. 7,960 377,304
HF Sinclair Corp. 9,125 486,728
Murphy USA, Inc. 675 316,886
2,425,728
Publishing & Broadcasting — 0.31%
Nexstar Media Group, Inc. 810 134,468
Real Estate — 1.20%
Gaming and Leisure Properties, Inc. 3,650 165,017
Mid-America Apartment Communities, Inc. 1,055 150,454
Weyerhaeuser Co. 6,910 196,174
511,645
Real Estate Services — 0.78%
CBRE Group, Inc., Class A
(a)
3,725 331,935
Retail - Consumer Staples — 4.10%
Casey's General Stores, Inc. 3,570 1,362,169
Kroger Co. (The) 7,825 390,702
1,752,871
Retail - Discretionary — 4.58%
Builders FirstSource, Inc.
(a)
5,310 734,957
O'Reilly Automotive, Inc.
(a)
657 693,831
Ulta Beauty, Inc.
(a)
1,355 522,854
1,951,642
Semiconductors — 0.66%
Microchip Technology, Inc. 3,060 279,990
Software — 1.60%
Manhattan Associates, Inc.
(a)
2,770 683,304
Specialty Finance — 1.86%
Capital One Financial Corp. 1,575 218,059
Synchrony Financial 12,240 577,605
795,664
Steel — 2.94%
Commercial Metals Co. 8,420 463,016
Nucor Corp. 2,095 331,178

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Steel — (continued)
Reliance Steel & Aluminum Co. 1,610 $ 459,816
1,254,010
Technology Hardware — 6.00%
Dell Technologies, Inc., Class C 2,420 333,742
F5, Inc.
(a)
835 143,812
Hewlett Packard Enterprise Co. 31,670 670,454
Jabil, Inc. 7,480 813,749
NetApp, Inc. 4,665 600,852
2,562,609
Technology Services — 4.43%
Amdocs Ltd. 5,300 418,276
CACI International, Inc., Class A
(a)
930 400,021
Cognizant Technology Solutions Corp., Class A 5,975 406,300
Corpay, Inc.
(a)
790 210,464
Science Applications International Corp. 3,880 456,094
1,891,155
Transportation & Logistics — 0.52%
Landstar System, Inc. 1,200 221,376
Transportation Equipment — 1.06%
Cummins, Inc. 1,630 451,396
Wholesale - Consumer Staples — 0.34%
Archer-Daniels-Midland Co. 2,385 144,173
Total Common Stocks/ Investments — 98.19%
(Cost $41,737,965) 41,917,800
Other Assets in Excess of liabilitie s — 1.81% 773,413
NET ASSETS — 100.00% $ 42,691,213
(a) Non-income producing security.